ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
Total	$ 7,400	$ 5,550